FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Financial Risk Management
SCHEDULE OF AGING OF RECEIVABLES

The Company’s aging of receivables was as follows:

	December 31, 2024	December 31, 2023
0 – 30 days	$346,979	$271,622
31 – 60 days	150,575	109,928
61 – 90 days	32,002	64,259
91 + days	197,153	203,803
	$726,709	$649,612

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following is an analysis of the contractual maturities of the Company’s financial liabilities at December 31, 2024:

	1 year	1 – 5 years	Total
Trade payables and accrued liabilities	$2,399,187	$-	$2,399,187
Customer deposits	466,295	-	466,295
Deferred income	18,542	68,139	86,681
Derivative liability	2,198,121	-	2,198,121
Lease liability	154,147	273,874	428,021
	$5,236,292	$342,013	$5,578,305

SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	December 31, 2024	December 31, 2023
Effect of a 10% change in USD	$429,160	$530,758

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

December 31, 2024	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$14,286	$-	$-	$14,286
Derivative liability	-	-	(2,198,121)	(2,198,121)
Total	$14,286	$-	$(2,198,121)	$(2,183,835)

December 31, 2023	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$-	$132,260	$189,403
Derivative liability	-	-	(4,196,125)	(4,196,125)
Total	$57,143	$-	$(4,063,865)	$(4,006,722)

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Year ended December 31, 2024	Year ended December 31, 2023
Volatility	20%	$201,109	$291,149